32 Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Deferred Tax
Schedule of analysis of deferred tax assets and liabilities

The detail of deferred tax assets and liabilities is as follows:

	12.31.19	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income	12.31.20
Deferred tax assets
Tax loss carryforward	-	-	248	-	248
Trade receivables and other receivables	754	(200)	797	-	1,351
Trade payables and other payables	819	(217)	75	-	677
Salaries and social security taxes payable	154	(40)	141	-	255
Benefit plans	147	(39)	1	(33)	76
Tax liabilities	25	(7)	1	-	19
Provisions	916	(243)	145	-	818
Deferred tax asset	2,815	(746)	1,408	(33)	3,444

Deferred tax liabilities:
Property, plant and equipment	(26,740)	7,098	(3,741)	-	(23,383)
Financial assets at fair value through profit or loss	(283)	75	(90)	-	(298)
Borrowings	(5)	2	1	-	(2)
Tax inflation adjustment	(3,087)	820	(1,203)	-	(3,470)
Deferred tax liability	(30,115)	7,995	(5,033)	-	(27,153)

Net deferred tax liability	(27,300)	7,249	(3,625)	(33)	(23,709)

	12.31.18	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income	12.31.19
Deferred tax assets
Tax loss carryforward	-	-	-	-	-
Inventories	-	-	-	-	-
Trade receivables and other receivables	932	(326)	148	-	754
Trade payables and other payables	4,092	(1,431)	(1,842)	-	819
Salaries and social security taxes payable	103	(36)	87	-	154
Benefit plans	222	(78)	-	3	147
Tax liabilities	33	(11)	3	-	25
Provisions	724	(253)	445	-	916
Deferred tax asset	6,106	(2,135)	(1,159)	3	2,815

Deferred tax liabilities:
Property, plant and equipment	(22,498)	7,867	(12,109)	-	(26,740)
Financial assets at fair value through profit or loss	(445)	156	6	-	(283)
Borrowings	(9)	3	1	-	(5)
Tax inflation adjustment	-	-	(3,087)	-	(3,087)
Deferred tax liability	(22,952)	8,026	(15,189)	-	(30,115)

Net deferred tax liability	(16,846)	5,891	(16,348)	3	(27,300)

	12.31.17	Result from exposure to inflation	Charged to profit and loss	Charged to other comprenhen- sive income	12.31.18
Deferred tax assets
Tax loss carryforward	113	(113)	-	-	-
Inventories	28	(19)	(9)	-	-
Trade receivables and other receivables	1,006	(775)	701	-	932
Trade payables and other payables	889	1,586	1,617	-	4,092
Salaries and social security taxes payable	(201)	273	31	-	103
Benefit plans	459	(270)	29	4	222
Tax liabilities	117	(91)	7	-	33
Provisions	(1,143)	1,580	287	-	724
Deferred tax asset	1,268	2,171	2,663	4	6,106

Deferred tax liabilities:
Property, plant and equipment	(15,628)	1,890	(8,760)	-	(22,498)
Financial assets at fair value through profit or loss	(809)	785	(421)	-	(445)
Borrowings	(91)	80	2	-	(9)
Deferred tax liability	(16,528)	2,755	(9,179)	-	(22,952)

Net deferred tax liability	(15,260)	4,926	(6,516)	4	(16,846)

	12.31.20	12.31.19	12.31.18
Deferred tax assets:
To be recover in more than 12 months	3,444	2,815	6,105
Deferred tax asset	3,444	2,815	6,105

Deferred tax liabilities:
To be recover in more than 12 months	(27,153)	(30,115)	(22,952)
Deferred tax liability	(27,153)	(30,115)	(22,952)

Net deferred tax liability	(23,709)	(27,300)	(16,847)

Schedule of income tax expense

The detail of the income tax expense is as follows:

	12.31.20	12.31.19	12.31.18
Deferred tax	3,624	(10,457)	(1,590)
Current tax	-	(3,953)	(2,333)
Difference between provision and tax return	(61)	(120)	(7)
Income tax expense	3,563	(14,530)	(3,930)

	12.31.20	12.31.19	12.31.18
(Loss) Profit for the year before taxes	(21,261)	31,048	12,925
Applicable tax rate	30%	30%	30%
Result for the year at the tax rate	6,378	(9,314)	(3,878)
Gain on net monetary position	(1,339)	(2,613)	(2,108)
Adjustment effect on tax inflation	(2,225)	(3,818)	-
Income tax expense	810	1,232	464
Change in the income tax rate	-	-	1,599
Difference between provision and tax return	(61)	(17)	(7)
Income tax expense	3,563	(14,530)	(3,930)

Schedule of income tax provisions	The income tax payable, net of withholdings is detailed below.
	12.31.20	12.31.19
Current
Tax payable	-	3,953
Tax withholdings	-	(1,272)
Total current	-	2,681